Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Customer Bank	Sep. 30, 2012	Dec. 31, 2012
Receivables [Abstract]
Number of customers			7
Number of banks			8
Amount of receivables sold through factoring arrangements	$ 93.1	$ 91.5	$ 270.5	$ 245.4
Amount of additional outstanding receivables of factoring arrangements	214.9		214.9		218.1
Discount on receivables sold through factoring arrangements	$ 1.4	$ 2.0	$ 4.0	$ 4.9